Operating Leases	12 Months Ended
Dec. 31, 2021
Operating Leases
Operating Leases

6. Operating Leases

1)	Lease as lessee

The Company leases office space, sorting hubs and warehouse facilities under non-cancellable operating lease agreements that expire at various dates through December 2034. During the three years ended December 31, 2019, 2020 and 2021, the Company incurred rental expenses related to fixed operating lease costs amounting to RMB 300,708, RMB 361,098 and RMB388,450, respectively. No variable lease cost existed.

Supplemental information related to leases within the consolidated balance sheets are as follows:

	As of December 31,	As of December 31,
	2020	2021
	RMB	RMB

Operating lease right-of-use assets	876,259	897,238

Current operating lease liabilities	246,394	250,995
Non-current operating lease liabilities	502,481	556,091
Total operating lease liabilities	748,875	807,086

Weighted average remaining lease term (in years)	5	5

Weighted average discount rate	4.27%	4.26%

Supplemental cash flow information related to leases for the years ended December 31, 2020 and 2021 are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	389,696	351,218
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	343,411	375,329
Right-of-use assets decreased (increased) due to lease modifications:
Operating leases	48,558	(8,613)

6. Operating Leases (Continued)

1)Lease as lessee (Continued)

The following is a maturity analysis of the annual undiscounted cash flows as of December 31, 2020 and December 31, 2021:

	As of	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Within one year	257,009	254,219
Within a period of more than one year but not more than two years	163,774	170,612
Within a period of more than two years but not more than three years	100,435	164,966
Within a period of more than three years but not more than four years	105,527	109,394
Within a period of more than four years but not more than five years	64,430	95,021
More than five years	148,254	104,362
Total lease commitment	839,429	898,574
Less: Imputed interest	90,554	91,488
Total operating lease liabilities	748,875	807,086
Less: Current operating lease liabilities	246,394	250,995
Long-term operating lease liabilities	502,481	556,091

Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 5 for separate disclosures related to land use right.

2)Lease as lessor

The Company rents land and buildings to network partners under non-cancellable operating lease agreements that expire at various dates through December 2037. All of the Company’s leasing arrangements as lessor are classified as operating leases. Rental income is recognized on a straight-line basis over the rental period. During the years ended December 31, 2019, 2020 and 2021, the Company recorded rental income amounting to RMB79,254, RMB81,348 and RMB128,074, respectively.